Document and Entity Information	3 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Endexx Corp
Entity Central Index Key	0001109486
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Endexx Corporation, a Nevada corporation, is filing this General Form for Registration of Securities on Form 10 (Pre-Effective Amendment No. 1; this "Registration Statement") to register its common stock, par value $0.0001 per share (the "Common Stock"), pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Unless otherwise noted, references in this Registration Statement to "Endexx," the "Company," "we," "our," or "us," refer to Endexx Corporation, individually or, as the context requires, collectively with its subsidiaries. Once this Registration Statement becomes effective, we will be subject to the requirements of Section 13(a) under the Exchange Act, which will require us to file Annual Reports on Form 10-K, Quarterly Reports on Form 10-Q, and Current Reports on Form 8-K, and we will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements pursuant to Section 12(g) of the Exchange Act.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false